Available-for-Sale Marketable Securities - Additional Information (Detail) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024 USD ($) position	Dec. 31, 2023 USD ($) position	Dec. 31, 2022 USD ($) position
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale allowance for credit loss | $	$ 0	$ 0	$ 0
Available-for-sale unrealized credit losses | $	$ 0	$ 0	$ 0
Number of available-for-sale marketable securities in unrealized loss positions	1	3	35
Total number of positions	1	9	39
U.S. Treasury Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of available-for-sale marketable securities in unrealized loss positions		0
Total number of positions		5
U.S. Government Agency Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of available-for-sale marketable securities in unrealized loss positions	1	2
Total number of positions		2
Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of available-for-sale marketable securities in unrealized loss positions		1
Total number of positions		2